Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash payments:
Interest	¥ 99,788	¥ 92,424	¥ 75,013
Income taxes, net	¥ 124,236	¥ 67,065	¥ 181,854